Stockholders' Equity - Total Share-based Compensation Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	$ 24.1	$ 16.9	$ 25.0
2013 WVH Incentive Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	$ 2.5